Ordinary Shares Subject to Possible Redemption (Details) - Schedule of condensed consolidated balance sheets - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds received from Initial Public Offering		$ 160,000,000
Less:
Offering costs allocated to Public Shares		(9,418,420)
Plus:
Accretion on ordinary shares to redemption value		9,418,420
Ordinary shares subject to possible redemption	$ 67,676,498	$ 160,000,000
Redemption of Public Shares	(92,591,090)
Increase in redemption value of ordinary shares subject to possible redemption	$ 267,588